Segments	12 Months Ended
Dec. 31, 2022
Segments
Segments

26. Segments

The Group’s key financial metrics by segment are as follows:

As of December 31, 2022	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	200,038,287	19,467,647	—	219,505,934	—	219,505,934
Inter‑segment revenues	478,965	5,090,392	—	5,569,357	(5,569,357)	—
Total revenues	200,517,252	24,558,039	—	225,075,292	(5,569,357)	219,505,934
Gross profit	21,429,587	3,482,988	—	24,912,576	—	24,912,576
Depreciation and amortization	4,587,716	2,165,638	137,437	6,890,792	—	6,890,792
Operating income (loss)	2,605,405	(777,920)	(9,458,305)	(7,630,820)	421,473	(7,209,346)
Net income (loss)	(1,471,321)	(1,083,004)	(8,753,564)	(11,307,889)	421,473	(10,886,417)
Segment assets	102,492,745	14,904,495	140,918,282	258,315,522	(120,930,789)	137,384,732
Capital expenditure	5,138,434	435,246	533,636	6,107,317	—	6,107,316
Segment liabilities	97,962,938	14,566,183	20,478,267	133,007,387	(50,779,744)	82,227,644

As of December 31, 2021	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	154,707,881	26,094,615	—	180,802,496	—	180,802,496
Inter‑segment revenues	—	3,916,681	—	3,916,681	(3,916,681)	—
Total revenues	154,707,881	30,011,296	—	184,719,177	(3,916,681)	180,802,496
Gross profit	13,929,329	6,553,639	—	20,482,968	9,694	20,492,662
Depreciation and amortization	3,520,497	2,566,467	14,434	6,101,398	—	6,101,398
Operating income (loss) Restated*	(4,002,918)	1,544,509	(7,816,673)	(10,275,082)	107	(10,274,975)
Net income (loss) Restated*	(5,738,536)	708,757	(7,238,240)	(12,268,019)	—	(12,268,019)
Segment assets	111,894,550	19,010,661	139,775,147	270,680,358	(109,013,959)	161,666,399
Capital expenditure	10,092,483	257,376	448,593	10,798,452	—	10,798,452
Segment liabilities restated*	112,520,914	17,538,117	10,581,571	140,640,602	(43,727,602)	96,913,000

As of December 31, 2020	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	127,119,437	25,470,878	—	152,590,315	—	152,590,315
Inter‑segment revenues	—	3,360,282	—	3,360,282	(3,360,282)	—
Total revenues	127,119,437	28,831,160	—	155,950,597	(3,360,282)	152,590,315
Gross profit	18,403,550	4,933,008	(110)	23,336,447	22,563	23,359,010
Depreciation and amortization	2,523,655	4,519,935	—	7,043,590	—	7,043,590
Operating income (loss)	6,625,022	479,397	(8,583,093)	(1,478,674)	(37,768)	(1,516,442)
Net income (loss)	3,507,343	15,956	(8,437,198)	(4,913,900)	—	(4,913,900)
Segment assets	71,399,665	20,306,646	139,994,976	231,701,287	(81,849,151)	149,852,136
Capital expenditure	3,272,517	561,870	—	3,834,387	—	3,834,387
Segment liabilities	65,431,059	19,515,491	3,563,157	88,509,707	(16,562,795)	71,946,912

* Certain amounts for 2021 have been restated; see Note 2.4

For reconciliation between Operating income (loss) and Net income (loss) please refer to the Statements of

Operations and Other Comprehensive Income (Loss).

Based on its holding function, the segment “Other segments” includes significant assets as well as significant expenses resulting from costs that are not allocated to the other two operating segments for internal reporting and management purposes. The nature of the assets included in the “Other segments” are primarily shares in affiliated companies, loans to affiliated companies as well as cash and cash equivalents due to the holding function of VIA optronics AG.

The expenses included in the “Other Segment” primarily include R&D expenses, general and administrative expenses, listing costs as well as exchange gains and losses resulting from exchange rate fluctuations. General and administrative expenses mainly include, audit and consulting fees, taxes and insurance as well as personnel expenses. R&D expenses, on the other hand, only include personnel expenses. Selling expenses are comprised of personnel expenses and trade fair costs. Other operating expenses and other operating income largely include the effects of foreign currency translation.

Geographic information

The Group’s geographical distribution of revenues, property and equipment and intangible assets is within the three regions Asia, Europe as well as North America. The distribution of revenue (based on the Group location which bills the customer), property and equipment and intangible assets is as follows:

	2022	2021	2020
Revenue by Region	in EUR	in EUR	in EUR
Asia	63,292,142	86,477,347	82,734,687
thereof China	43,824,496	60,506,284	57,263,809
thereof Japan	19,467,647	25,971,063	25,470,878
Europe (Germany)	108,436,042	66,187,447	62,157,908
North America (United States)	47,777,750	28,137,702	7,697,720
Total revenues	219,505,934	180,802,496	152,590,315

Property and Equipment/	12/31/2022	12/31/2021
Intangible Assets by Region	in EUR	in EUR
Asia	10,385,963	11,910,958
thereof China	5,888,822	5,419,236
thereof Japan	4,376,990	6,491,722
thereof Taiwan	–	–
thereof Philippines	120,151	–
Europe (Germany)	15,544,363	13,776,742
North America (United States)	78,698	12,416
Total	26,009,024	25,700,116

In the year ended December 31, 2022, the Display Solutions segment had two customers who each individually comprised 46 % and 13% (2021: two customers comprised 30 % and 12 % of the Group’s revenues) and the sensor technologies segment had one customer in 2022, which comprised 9% (2021: 13%) of the Group’s revenue.